                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]    is a restatement.
                                       [   ]adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:    Lepercq, de Neuflize & Co. Inc.
Address: 1675 Broadway
         New York, New York  10019


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700

Signature, Place, and Date of Signing:

         /s/ Peter Hartnedy      New York, New York    8/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     70

Form 13F Information Table Value Total:     $207,143
                                              [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                 LEPERCQ, DE NEUFLIZE & CO. INC.
                                                   FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4  COLUMN 5      COLUMN 6       COLUMN 7       COLUMN 8
   ---------       --------      --------   --------  --------      ---------      --------       --------
                                                              INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                          FAIR MARKET                      SHARED
                                  CUSIP      VALUE    SHRS OR  SOLE SHARED OTHER    OTHER   SOLE    SHARED     NONE
NAME OF ISSUER    TITLE OF CLASS  NUMBER    (X$1000)  PRN AMT  (A)   (B)   (C)      MGR.     (A)      (B)       (C)
--------------    -------------   ------  ----------- -------  ---  -----  ----     ------  ------  -------   ------

About.Com               COM      003736105     1,788    56,770  SH          Sole                                 56,770
Akamai Technologies     COM      00971T101     1,181     9,950  SH          Sole                                  9,950
America Online          COM      02364J104       274     5,200  SH          Sole                                  5,200
Apple Computer          COM      037833100     1,770    33,800  SH          Sole                                 33,800
Atmel                   COM      049513104     1,851    50,200  SH          Sole                                 50,200
Bank of New York        COM      064057102       844    18,150  SH          Sole                                 18,150
Bausch & Lomb           COM      071707103     2,751    35,550  SH          Sole                                 35,550
Broadcom                COM      111320107     1,437     6,565  SH          Sole                                  6,565
CMGI                    COM      125750109       543    11,845  SH          Sole                                 11,845
Chase Manhattan         COM      16161A108       698    15,150  SH          Sole                                 15,150
Cisco Systems           COM      17275R102     1,322    20,800  SH          Sole                                 20,800
Commerce One            COM      200693109     3,033    66,810  SH          Sole                                 66,810
Compaq Computer         COM      204493100       256    10,000  SH          Sole                                 10,000
Comverse Technology     COM      205862402       585     6,290  SH          Sole                                  6,290
Digital Microwave       COM      253859102       997    26,150  SH          Sole                                 26,150
DoubleClick             COM      258609304       533    13,975  SH          Sole                                 13,975
Exodus Communications   COM      302088109    16,385   355,700  SH          Sole                                355,700
GAP                     COM                      881    28,200  SH          Sole                                 28,200
General Electric        COM      369604103       318     6,000  SH          Sole                                  6,000
Global Crossing         COM      G3921A100     8,103   307,930  SH          Sole                                307,930
Golden West Financial   COM      381317106       231     5,655  SH          Sole                                  5,655
Imclone Systems         COM      45245W109       652     8,525  SH          Sole                                  8,525
Immunex                 COM      452528102     4,966   100,445  SH          Sole                                100,445
Incyte Genomics         COM      45337C102     3,622    44,065  SH          Sole                                 44,065
Inktomi                 COM      457277101       370     3,125  SH          Sole                                  3,125
Intel                   COM      458140100     1,140     8,525  SH          Sole                                  8,525
Johnson & Johnson       COM      478160104     3,275    32,150  SH          Sole                                 32,150
Keynote Systems         COM      493308100     4,722    66,915  SH          Sole                                 66,915
Lattice Semiconductor   COM      518415104     5,230    75,660  SH          Sole                                 75,660
Lifeminders.com         COM      53219H108       284     9,600  SH          Sole                                  9,600
Loral Space &
  Communications        COM      G56462107     2,276   328,100  SH          Sole                                328,100
Merck                   COM      589331107       306     4,000  SH          Sole                                  4,000
Millenium
 Pharmaceuticals        COM      599902103     5,555    49,650  SH          Sole                                 49,650
Motorola                COM      620076109       870    29,925  SH          Sole                                 29,925
Ocean Energy            COM      67481E106     6,505   458,475  SH          Sole                                458,475


                                4




Pharmacia               COM      71713U102     3,252    62,907  SH          Sole                                 62,907
Phone.com               COM      71920Q100       536     8,225  SH          Sole                                  8,225
Priceline.com           COM      741503106       419    11,030  SH          Sole                                 11,030
Qualcomm                COM                      930    15,500  SH          Sole                                 15,500
Qwest Communications
   Internati            COM      749121109     7,553   152,000  SH          Sole                                152,000
Schlumberger ($)        COM      806857108     3,731    50,000  SH          Sole                                 50,000
Sirius Satellite Radio  COM      82966U103     3,821    86,225  SH          Sole                                 86,225
Starmedia Network       COM      855546107     3,311   175,400  SH          Sole                                175,400
Sun Microsystems        COM      866810104    10,876   119,600  SH          Sole                                119,600
VeriSign                COM                    1,375     7,790  SH          Sole                                  7,790
Viacom Class B          COM      925524308    10,488   153,815  SH          Sole                                153,815
Walt Disney             COM      254687106     2,573    66,289  SH          Sole                                 66,289
Weyerhaeuser            COM      962166104       463    10,774  SH          Sole                                 10,774
Yahoo                   COM      984332106     4,897    39,535  SH          Sole                                 39,535
eBay                    COM      278642103     3,250    59,830  SH          Sole                                 59,830
Alcatel                 COM      013904305     1,150    17,299  SH          Sole                                 17,299
Aventis                 COM      053561106       849    11,700  SH          Sole                                 11,700
Baltimore
   Technologies                                  232    14,700  SH          Sole                                 14,700
Endesa SA               COM      29258N107       263    13,500  SH          Sole                                 13,500
Ericsson Cl. B          COM      294821400    10,390   519,500  SH          Sole                                519,500
Fiat Spa                COM      315621888       285    11,000  SH          Sole                                 11,000
Global Telesystems
   Group                COM      US37936U1       805    66,700  SH          Sole                                 66,700
Groupe Danone           COM      399449107     1,129    41,900  SH          Sole                                 41,900
Imax                    COM      CA45245E1     4,056   178,300  SH          Sole                                178,300
Imperial Chemical
   Industries           COM      452704505       478    15,500  SH          Sole                                 15,500
Ispat International     COM      US4648991       977   102,800  SH          Sole                                102,800
NTL                     COM      US6294071     1,042    17,400  SH          Sole                                 17,400
Nokia                   COM      US6549022    22,682   454,200  SH          Sole                                454,200
Nortel Networks         COM      656569100    15,220   223,000  SH          Sole                                223,000
Novartis AG             COM      66987V109       744    18,600  SH          Sole                                 18,600
Pearson PLC             COM                      361    11,500  SH          Sole                                 11,500
Philips Electronics     COM      US5004722       228     4,800  SH          Sole                                  4,800
Siemens AG              COM                    1,727    11,440  SH          Sole                                 11,440
Smartforce PLC          COM      US1248533     1,008    21,000  SH          Sole                                 21,000
Sony                    COM      US8356993       488     5,170  SH          Sole                                  5,170













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